Fair Value of Financial Instruments (Schedule Of Investment Holdings Movements) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances	$ 2,041	$ 3,112	$ 2,359
Sales	(636)	(390)	(877)
Maturities	(111)	(329)	(573)
Settlements	(747)	(474)	(1,093)
Calls	(52)	(60)	(132)
Total	495	1,859	(316)
Corporate Bonds [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances	1,335	1,861	1,123
Sales	(398)	(110)	(318)
Maturities	(81)	(109)	(43)
Settlements	(231)	(423)	(195)
Calls	(33)	(30)	(132)
Total	592	1,189	435
U.S. Government Bonds [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Maturities		(5)
Total		(5)
Foreign Government Bonds [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances		80
Maturities	(30)		(19)
Total	(30)	80	(19)
RMBS [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances	21	2
Total	21	2
CMBS [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances	17	8
Total	17	8
ABS [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances	918	835	571
Settlements	(235)	(233)	(76)
Calls	(7)
Total	676	602	495
Hybrid And Redeemable Preferred Securities [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances		12	13
Sales		(20)	(4)
Calls	(12)	(30)
Total	(12)	(38)	9
Mortgage Loans On Real Estate [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances	15	96	71
Sales		(101)	(15)
Maturities		(26)
Settlements	(242)	(78)
Total	(227)	(109)	56
Trading Securities [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances	287	383	300
Sales	(229)	(25)	(126)
Maturities			(40)
Settlements	(210)	(148)	(166)
Total	(152)	210	(32)
Equity Securities [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances	34	6	20
Sales	(9)	(10)	(2)
Total	25	(4)	18
Derivative Investments [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances		174	520
Sales		(124)	(412)
Maturities		(189)	(471)
Total		(139)	(363)
Indexed Annuity Ceded Embedded Derivatives [Member] | Other Assets [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances	124	55	25
Settlements	88	(164)	(940)
Total	212	(109)	(915)
Indexed Annuity And IUL Contracts [Member] | Future Contract Benefits [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances	(710)	(400)	(284)
Settlements	83	572	$ 284
Total	$ (627)	$ 172